Stock-based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	May 16, 2019	Mar. 31, 2019	Aug. 31, 2018	Oct. 31, 2016	Sep. 30, 2009	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2016	May 31, 2019	Dec. 31, 2016	Apr. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost						$ 6,100,000	$ 3,800,000
Unrecognized compensation costs, weighted average recognition period						2 years 7 months 6 days	2 years 1 month 6 days
Proceeds from exercise of warrant						$ 58,000
Number of shares outstanding						4,671,906	2,310,369	1,100,224			953,797
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average grant date fair value, per share	$ 10.97
Unrecognized compensation expense related to unvested RSUs						$ 0
Restricted Stock Units (RSUs) | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares vested with respective common stock	105,163
PureTech Health
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost								$ 0
Exchange for a warrant to purchase shares of common stock				19,998					19,998
Warrant vested monthly as service performance, period				24 months					24 months
Warrant purchase price, per share				$ 2.92					$ 2.92
Exercise of warrant to purchase shares of common stock		19,986	12
Proceeds from exercise of warrant		$ 100,000
Outstanding warrants						0
PureTech Health | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expense of warrant							$ 100,000	$ 100,000
Proceeds from exercise of warrant			$ 100,000
Two Thousand And Nine Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate common share issuable							142,705					1,412,336
Increase aggregate common shares issuable					3,911,138
Expiration period							10 years
Vesting period							4 years
Share based compensation arrangement by share based payment award termination date					Jul. 31, 2019
Two Thousand And Nine Stock Incentive Plan | Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase aggregate common shares issuable			2,453,074
Two Thousand And Nine Stock Incentive Plan | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase aggregate common shares issuable		3,911,138
Two Thousand And Nine Stock Incentive Plan | Stock Options And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding						3,839,545
Two Thousand And Nine Stock Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate common share issuable					1,298,700
Two Thousand And Nineteen Stock Options And Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate common share issuable						772,308
Expiration period						10 years
Vesting period						4 years
Number of shares outstanding						937,524
Common stock reserved for future issuance										1,709,832
Automatic increase in stock issuance as percentage on outstanding stock						4.00%
Stock option and incentive plan expiration date						May 31, 2019